JPMORGAN TRUST IV

277 PARK AVENUE

NEW YORK, NEW YORK 10172

October 9, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”), on behalf of the
JPMorgan High Yield Opportunities Fund and JPMorgan Core Focus SMA Fund (the “Funds”)
File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds dated July 1, 2019, as supplemented September 18, 2019. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on September 18, 2019.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase